iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
Axon Enterprise, Inc.
(a)
..................... 3,600 $ 2,701,296
Boeing Co. (The)
(a)
........................ 12,842 2,662,403
General Dynamics Corp. .................... 9,554 2,660,694
General Electric Co. ....................... 11,424 2,809,276
HEICO Corp. ........................... 3,912 1,172,192
HEICO Corp. , Class A ...................... 7,281 1,717,151
Howmet Aerospace, Inc. .................... 16,237 2,758,504
L3Harris Technologies, Inc. .................. 11,645 2,845,339
Lockheed Martin Corp. ..................... 5,640 2,720,623
Northrop Grumman Corp. ................... 5,630 2,729,255
RTX Corp. ............................. 19,615 2,677,055
Textron, Inc. ............................ 35,478 2,626,436
TransDigm Group, Inc. ..................... 1,885 2,767,991
32,848,215
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 26,671 2,559,616
Expeditors International of Washington, Inc. ....... 22,549 2,541,949
FedEx Corp. ............................ 12,060 2,630,286
United Parcel Service, Inc. , Class B ............ 27,327 2,665,475
10,397,326
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 39,633 2,647,881
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 250,918 2,604,529
General Motors Co. ....................... 53,482 2,653,242
Rivian Automotive, Inc. , Class A
(a) (b)
............. 157,739 2,291,947
Tesla, Inc.
(a)
............................. 7,752 2,685,758
10,235,476
a
Banks  —  2 .6%
Bank of America Corp. ..................... 60,113 2,652,787
Citigroup, Inc. ........................... 35,210 2,652,017
Citizens Financial Group, Inc. ................ 66,324 2,676,173
Fifth Third Bancorp ....................... 70,020 2,674,064
First Citizens BancShares, Inc. , Class A .......... 1,415 2,616,165
Huntington Bancshares, Inc. ................. 171,923 2,687,156
JPMorgan Chase & Co. .................... 10,115 2,670,360
KeyCorp ............................... 164,684 2,611,888
M&T Bank Corp. ......................... 14,657 2,676,954
PNC Financial Services Group, Inc. (The) ........ 15,386 2,674,241
Regions Financial Corp. .................... 125,894 2,699,167
Truist Financial Corp. ...................... 65,391 2,582,945
U.S. Bancorp ........................... 61,606 2,685,406
Wells Fargo & Co. ........................ 35,597 2,661,944
37,221,267
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 75,625 2,521,337
Coca-Cola Co. (The) ...................... 37,328 2,691,349
Constellation Brands, Inc. , Class A ............. 14,116 2,516,742
Keurig Dr Pepper, Inc. ..................... 79,501 2,676,799
Molson Coors Beverage Co. , Class B ........... 47,319 2,535,825
Monster Beverage Corp.
(a)
................... 42,159 2,696,068
PepsiCo, Inc. ........................... 20,167 2,650,952
18,289,072
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 14,532 2,704,551
Alnylam Pharmaceuticals, Inc.
(a)
............... 9,182 2,796,470
Amgen, Inc. ............................ 9,728 2,803,415
Biogen, Inc.
(a)
........................... 20,431 2,651,739
Security Shares Value
a
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.
(a)
............... 44,477 $ 2,582,779
Gilead Sciences, Inc. ...................... 24,738 2,723,159
Incyte Corp.
(a)
........................... 40,832 2,656,530
Natera, Inc.
(a)
........................... 17,323 2,732,357
Neurocrine Biosciences, Inc.
(a)
................ 21,730 2,673,225
Regeneron Pharmaceuticals, Inc. .............. 4,312 2,114,087
United Therapeutics Corp.
(a)
.................. 8,661 2,761,560
Vertex Pharmaceuticals, Inc.
(a)
................ 5,973 2,640,365
31,840,237
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 12,590 2,581,076
eBay, Inc. .............................. 37,201 2,721,997
MercadoLibre, Inc.
(a)
....................... 1,036 2,655,569
7,958,642
a
Building Products  —  1 .6%
Allegion PLC ............................ 18,587 2,652,365
Builders FirstSource, Inc.
(a)
.................. 23,353 2,514,651
Carlisle Companies, Inc. .................... 6,646 2,526,676
Carrier Global Corp. ....................... 35,697 2,541,626
Johnson Controls International PLC ............ 27,412 2,778,755
Lennox International, Inc. ................... 4,452 2,512,931
Masco Corp. ............................ 40,713 2,541,306
Owens Corning .......................... 18,993 2,544,112
Trane Technologies PLC .................... 6,215 2,674,128
23,286,550
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. ................... 5,152 2,623,604
Ares Management Corp. , Class A .............. 16,222 2,684,741
Bank of New York Mellon Corp. (The) ........... 29,921 2,651,300
BlackRock, Inc.
(c)
......................... 2,679 2,625,125
Blackstone, Inc. .......................... 18,617 2,583,295
Carlyle Group, Inc. (The) .................... 57,523 2,600,040
Cboe Global Markets, Inc. ................... 11,908 2,728,361
Charles Schwab Corp. (The) ................. 30,243 2,671,667
CME Group, Inc. , Class A ................... 9,707 2,805,323
Coinbase Global, Inc. , Class A
(a)
............... 10,196 2,514,537
FactSet Research Systems, Inc. ............... 5,628 2,579,087
Goldman Sachs Group, Inc. (The) ............. 4,609 2,767,474
Interactive Brokers Group, Inc. , Class A .......... 12,705 2,663,984
Intercontinental Exchange, Inc. ............... 15,305 2,751,839
KKR & Co., Inc. .......................... 21,467 2,607,382
LPL Financial Holdings, Inc. .................. 6,973 2,699,667
Moody's Corp. ........................... 5,545 2,657,829
Morgan Stanley .......................... 21,446 2,745,731
MSCI, Inc. ............................. 4,686 2,642,998
Nasdaq, Inc. ............................ 33,548 2,802,600
Northern Trust Corp. ....................... 25,655 2,738,415
Raymond James Financial, Inc. ............... 17,885 2,628,737
Robinhood Markets, Inc. , Class A
(a)
............. 41,066 2,716,516
S&P Global, Inc. ......................... 5,136 2,634,049
State Street Corp. ........................ 27,342 2,632,488
T Rowe Price Group, Inc. ................... 27,526 2,576,158
Tradeweb Markets, Inc. , Class A ............... 18,239 2,634,624
71,967,571
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 9,720 2,711,005
CF Industries Holdings, Inc. .................. 30,684 2,783,346
Corteva, Inc. ............................ 38,806 2,747,465
Dow, Inc. .............................. 90,051 2,498,015
DuPont de Nemours, Inc. ................... 38,689 2,584,425
Ecolab, Inc. ............................ 10,229 2,717,027

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
International Flavors & Fragrances, Inc. .......... 34,247 $ 2,621,950
Linde PLC ............................. 5,823 2,722,718
LyondellBasell Industries N.V. , Class A .......... 46,088 2,603,511
PPG Industries, Inc. ....................... 23,579 2,612,553
RPM International, Inc. ..................... 23,463 2,671,028
Sherwin-Williams Co. (The) .................. 7,443 2,670,623
31,943,666
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 11,792 2,670,888
Copart, Inc.
(a) (b)
.......................... 43,265 2,227,282
Republic Services, Inc. ..................... 10,645 2,738,852
Rollins, Inc. ............................. 45,940 2,630,065
Veralto Corp. ............................ 26,076 2,634,458
Waste Connections, Inc. .................... 13,580 2,676,482
Waste Management, Inc. .................... 11,343 2,733,323
18,311,350
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 27,523 2,384,593
Cisco Systems, Inc. ....................... 41,689 2,628,075
F5, Inc.
(a)
.............................. 9,256 2,641,477
Juniper Networks, Inc. ..................... 73,952 2,657,095
Motorola Solutions, Inc. .................... 6,277 2,607,340
12,918,580
a
Construction & Engineering  —  0 .6%
AECOM ............................... 24,774 2,721,424
EMCOR Group, Inc. ....................... 5,631 2,657,044
Quanta Services, Inc. ...................... 7,745 2,653,127
8,031,595
a
Construction Materials  —  0 .5%
CRH PLC .............................. 27,629 2,518,660
Martin Marietta Materials, Inc. ................ 4,742 2,596,482
Vulcan Materials Co. ...................... 9,729 2,578,866
7,694,008
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 9,266 2,724,667
Capital One Financial Corp. .................. 13,839 2,617,647
Synchrony Financial ....................... 46,054 2,655,013
7,997,327
a
Consumer Staples Distribution & Retail  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 122,727 2,728,221
Costco Wholesale Corp. .................... 2,489 2,589,008
Dollar General Corp. ...................... 26,169 2,544,935
Dollar Tree, Inc.
(a)
......................... 29,485 2,661,316
Kroger Co. (The) ......................... 38,679 2,639,068
Sysco Corp. ............................ 36,286 2,648,878
Target Corp. ............................ 27,274 2,564,029
Walmart, Inc. ............................ 26,788 2,644,512
21,019,967
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 289,152 2,634,175
Avery Dennison Corp. ...................... 14,484 2,574,241
Ball Corp. .............................. 49,731 2,664,587
Crown Holdings, Inc. ...................... 27,084 2,667,774
International Paper Co. ..................... 53,345 2,550,424
Packaging Corp. of America ................. 13,822 2,669,996
Smurfit WestRock PLC ..................... 57,993 2,512,837
18,274,034
a
Security Shares Value
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 20,971 $ 2,653,251
LKQ Corp. ............................. 64,703 2,618,530
Pool Corp. ............................. 8,518 2,560,426
7,832,207
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 42,975 2,697,111
a
Diversified Telecommunication Services  —  0 .4%
AT&T, Inc. .............................. 97,429 2,708,526
Verizon Communications, Inc. ................ 61,091 2,685,561
5,394,087
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 42,382 2,637,432
American Electric Power Co., Inc. .............. 25,787 2,668,697
Constellation Energy Corp. .................. 9,128 2,794,537
Duke Energy Corp. ....................... 22,689 2,670,949
Edison International ....................... 45,778 2,547,546
Entergy Corp. ........................... 31,761 2,645,056
Evergy, Inc. ............................. 39,942 2,652,548
Eversource Energy ....................... 40,632 2,633,360
Exelon Corp. ............................ 60,796 2,664,081
FirstEnergy Corp. ........................ 62,679 2,628,757
NextEra Energy, Inc. ...................... 35,727 2,523,755
NRG Energy, Inc. ......................... 16,736 2,609,142
PG&E Corp. ............................ 150,687 2,543,597
PPL Corp. ............................. 76,947 2,673,908
Southern Co. (The) ....................... 29,429 2,648,610
Xcel Energy, Inc. ......................... 36,932 2,588,933
42,130,908
a
Electrical Equipment  —  1 .3%
AMETEK, Inc. ........................... 14,705 2,628,372
Eaton Corp. PLC ......................... 8,096 2,592,339
Emerson Electric Co. ...................... 22,576 2,695,123
GE Vernova, Inc. ......................... 5,933 2,806,190
Hubbell, Inc. ............................ 6,857 2,671,350
Rockwell Automation, Inc. ................... 8,617 2,719,095
Vertiv Holdings Co. , Class A ................. 25,086 2,707,532
18,820,001
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 30,655 2,756,804
CDW Corp. ............................. 14,235 2,567,425
Corning, Inc. ............................ 55,686 2,761,469
Jabil, Inc. .............................. 15,948 2,679,423
Keysight Technologies, Inc.
(a)
................. 16,524 2,594,929
TE Connectivity PLC ...................... 16,292 2,607,860
Teledyne Technologies, Inc.
(a)
................. 5,425 2,706,315
Trimble, Inc.
(a) (b)
.......................... 37,058 2,641,124
Zebra Technologies Corp. , Class A
(a)
............ 8,963 2,597,209
23,912,558
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 72,478 2,685,310
Halliburton Co. .......................... 131,967 2,585,234
Schlumberger N.V. ........................ 78,430 2,592,111
7,862,655
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 17,588 2,528,803
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 27,656 2,669,634
Live Nation Entertainment, Inc.
(a)
.............. 18,282 2,508,107
Netflix, Inc.
(a)
............................ 2,233 2,695,745

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment (continued)
ROBLOX Corp. , Class A
(a)
................... 32,773 $ 2,850,595
Take-Two Interactive Software, Inc.
(a)
............ 11,264 2,548,818
Walt Disney Co. (The) ..................... 23,697 2,678,709
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 287,988 2,871,240
21,351,651
a
Financial Services  —  2 .4%
Apollo Global Management, Inc. ............... 21,127 2,761,088
Berkshire Hathaway, Inc. , Class B
(a)
............ 5,543 2,793,450
Block, Inc. , Class A
(a)
...................... 46,958 2,899,656
Corpay, Inc.
(a)
........................... 8,241 2,679,232
Equitable Holdings, Inc. .................... 31,641 1,672,860
Fidelity National Information Services, Inc. ........ 32,184 2,562,168
Fiserv, Inc.
(a)
............................ 16,422 2,673,337
Global Payments, Inc. ..................... 34,313 2,594,406
Jack Henry & Associates, Inc. ................ 15,677 2,840,202
Mastercard, Inc. , Class A .................... 5,042 2,952,595
PayPal Holdings, Inc.
(a)
..................... 38,022 2,672,186
Toast, Inc. , Class A
(a)
...................... 61,465 2,592,594
Visa, Inc. , Class A ........................ 7,994 2,919,329
34,613,103
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 53,349 2,575,156
Bunge Global SA ......................... 33,418 2,611,617
Conagra Brands, Inc. ...................... 115,571 2,645,420
General Mills, Inc. ........................ 49,019 2,659,771
Hershey Co. (The) ........................ 17,076 2,743,942
Hormel Foods Corp. ....................... 88,719 2,721,899
J M Smucker Co. (The) ..................... 23,345 2,628,881
Kellanova .............................. 32,488 2,684,483
Kraft Heinz Co. (The) ...................... 95,931 2,564,236
McCormick & Co., Inc. , NVS ................. 35,950 2,614,644
Mondelez International, Inc. , Class A ............ 40,582 2,738,879
The Campbell's Company ................... 74,784 2,545,647
Tyson Foods, Inc. , Class A .................. 46,997 2,639,352
34,373,927
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 16,863 2,608,369
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 85,895 2,713,423
JB Hunt Transport Services, Inc. .............. 18,340 2,546,509
Norfolk Southern Corp. ..................... 10,969 2,710,659
Old Dominion Freight Line, Inc. ............... 15,535 2,488,241
Uber Technologies, Inc.
(a)
................... 29,016 2,441,987
U-Haul Holding Co. , Series N , NVS ............. 46,994 2,680,538
Union Pacific Corp. ....................... 11,629 2,577,684
18,159,041
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 19,831 2,649,025
Align Technology, Inc.
(a) (b)
.................... 14,575 2,637,200
Baxter International, Inc. .................... 84,630 2,581,215
Becton Dickinson & Co. .................... 15,125 2,610,424
Boston Scientific Corp.
(a)
.................... 25,177 2,650,131
Cooper Companies, Inc. (The)
(a)
............... 32,761 2,236,921
Dexcom, Inc.
(a)
.......................... 30,530 2,619,474
Edwards Lifesciences Corp.
(a)
................ 34,404 2,691,081
GE HealthCare Technologies, Inc. ............. 37,183 2,622,889
Hologic, Inc.
(a)
........................... 47,326 2,942,257
IDEXX Laboratories, Inc.
(a)
................... 5,133 2,635,077
Insulet Corp.
(a)
........................... 8,154 2,650,295
Intuitive Surgical, Inc.
(a)
..................... 4,743 2,619,749
Medtronic PLC .......................... 31,155 2,585,242
Security Shares Value
a
Health Care Equipment & Supplies (continued)
ResMed, Inc. ........................... 10,722 $ 2,624,638
Solventum Corp.
(a)
........................ 35,914 2,624,954
STERIS PLC ............................ 10,703 2,624,483
Stryker Corp. ........................... 6,822 2,610,370
Zimmer Biomet Holdings, Inc. ................ 28,094 2,589,424
49,804,849
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 17,285 2,669,495
Cencora, Inc. ........................... 9,110 2,653,196
Centene Corp.
(a)
......................... 43,509 2,455,648
Cigna Group (The) ........................ 8,285 2,623,363
CVS Health Corp. ........................ 41,811 2,677,577
DaVita, Inc.
(a) (b)
.......................... 18,360 2,501,734
Elevance Health, Inc. ...................... 6,555 2,516,071
HCA Healthcare, Inc. ...................... 6,891 2,628,159
Humana, Inc. ........................... 10,487 2,444,834
Labcorp Holdings, Inc. ..................... 10,623 2,644,808
McKesson Corp. ......................... 3,714 2,672,260
Molina Healthcare, Inc.
(a)
.................... 8,231 2,510,784
Quest Diagnostics, Inc. ..................... 14,982 2,596,980
UnitedHealth Group, Inc. .................... 8,312 2,509,476
Universal Health Services, Inc. , Class B ......... 13,654 2,599,039
38,703,424
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 36,650 2,572,464
Healthpeak Properties, Inc. .................. 152,608 2,656,905
Ventas, Inc. ............................ 41,106 2,642,294
Welltower, Inc. ........................... 17,590 2,713,785
10,585,448
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 11,084 3,100,195
a
Hotels, Restaurants & Leisure  —  3 .3%
Airbnb, Inc. , Class A
(a)
...................... 20,178 2,602,962
Booking Holdings, Inc. ..................... 498 2,748,427
Carnival Corp.
(a)
.......................... 117,188 2,721,105
Chipotle Mexican Grill, Inc.
(a)
................. 50,802 2,544,164
Darden Restaurants, Inc. ................... 12,923 2,768,236
Domino's Pizza, Inc. ....................... 5,423 2,569,526
DoorDash, Inc. , Class A
(a)
................... 13,036 2,719,961
DraftKings, Inc. , Class A
(a)
................... 74,179 2,661,543
Expedia Group, Inc. ....................... 16,453 2,743,538
Flutter Entertainment PLC
(a)
.................. 10,835 2,738,004
Hilton Worldwide Holdings, Inc. ............... 10,458 2,598,186
Hyatt Hotels Corp. , Class A .................. 20,285 2,678,229
Las Vegas Sands Corp. .................... 65,526 2,697,050
Marriott International, Inc. , Class A ............. 9,946 2,624,053
McDonald's Corp. ........................ 8,352 2,621,275
Royal Caribbean Cruises Ltd. ................ 10,764 2,766,025
Starbucks Corp. .......................... 31,116 2,612,188
Yum! Brands, Inc. ........................ 17,821 2,565,155
47,979,627
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 21,681 2,559,659
Garmin Ltd. ............................. 13,150 2,669,055
Lennar Corp. , Class A ...................... 24,614 2,611,053
NVR, Inc.
(a)
............................. 364 2,590,199
PulteGroup, Inc. ......................... 26,800 2,627,204
13,057,170
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 27,463 $ 2,699,888
Clorox Co. (The) ......................... 19,695 2,597,377
Colgate-Palmolive Co. ..................... 28,575 2,655,760
Kimberly-Clark Corp. ...................... 18,821 2,705,707
Procter & Gamble Co. (The) ................. 15,768 2,678,825
13,337,557
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 17,012 2,731,617
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 17,437 2,586,779
Honeywell International, Inc. ................. 11,885 2,693,973
5,280,752
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 24,449 2,655,161
a
Insurance  —  4 .5%
Aflac, Inc. .............................. 27,804 2,878,826
Allstate Corp. (The) ....................... 12,672 2,659,473
American Financial Group, Inc. ............... 21,469 2,661,727
American International Group, Inc. ............. 32,284 2,732,518
Aon PLC , Class A ........................ 7,290 2,712,463
Arch Capital Group Ltd. .................... 28,335 2,692,959
Arthur J Gallagher & Co. .................... 7,711 2,679,110
Brown & Brown, Inc. ....................... 23,561 2,660,037
Chubb Ltd. ............................. 9,006 2,676,583
Cincinnati Financial Corp. ................... 17,793 2,683,540
Erie Indemnity Co. , Class A , NVS .............. 7,189 2,577,329
Everest Group Ltd. ........................ 7,686 2,668,502
Fidelity National Financial, Inc. ................ 45,800 2,508,466
Hartford Insurance Group, Inc. (The) ............ 22,342 2,900,885
Loews Corp. ............................ 30,152 2,692,272
Markel Group, Inc.
(a)
....................... 1,417 2,751,389
Marsh & McLennan Companies, Inc. ............ 11,255 2,629,843
MetLife, Inc. ............................ 36,540 2,871,313
Principal Financial Group, Inc. ................ 35,672 2,778,492
Progressive Corp. (The) .................... 9,171 2,613,093
Prudential Financial, Inc. .................... 25,243 2,622,495
Travelers Companies, Inc. (The) ............... 9,719 2,679,528
W R Berkley Corp. ........................ 36,298 2,711,098
Willis Towers Watson PLC ................... 8,484 2,685,610
64,727,551
a
Interactive Media & Services  —  0 .9%
Alphabet, Inc. , Class A ..................... 8,751 1,502,897
Alphabet, Inc. , Class C , NVS ................. 7,288 1,259,731
Meta Platforms, Inc. , Class A ................. 4,158 2,692,263
Pinterest, Inc. , Class A
(a)
.................... 82,577 2,568,970
Reddit, Inc. , Class A
(a) (b)
..................... 25,288 2,841,107
Snap, Inc. , Class A , NVS
(a) (b)
................. 312,875 2,581,219
13,446,187
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 8,142 2,579,548
Akamai Technologies, Inc.
(a)
.................. 34,331 2,606,753
Cloudflare, Inc. , Class A
(a)
................... 17,003 2,820,628
Cognizant Technology Solutions Corp. , Class A ..... 32,478 2,630,393
Gartner, Inc.
(a)
........................... 5,849 2,552,621
GoDaddy, Inc. , Class A
(a)
.................... 14,138 2,575,237
International Business Machines Corp. .......... 9,927 2,571,689
MongoDB, Inc. , Class A
(a)
................... 14,125 2,667,224
Okta, Inc. , Class A
(a)
....................... 21,248 2,192,156
Snowflake, Inc. , Class A
(a)
................... 14,575 2,997,640
Twilio, Inc. , Class A
(a)
...................... 22,727 2,674,968
Security Shares Value
a
IT Services (continued)
VeriSign, Inc. ........................... 9,399 $ 2,560,945
31,429,802
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 23,473 2,627,098
Avantor, Inc.
(a) (b)
.......................... 198,277 2,559,756
Danaher Corp. .......................... 13,460 2,556,054
Illumina, Inc.
(a)
........................... 31,629 2,601,169
IQVIA Holdings, Inc.
(a)
...................... 18,394 2,581,230
Mettler-Toledo International, Inc.
(a) (b)
............ 2,249 2,598,764
Revvity, Inc. ............................ 28,561 2,582,486
Thermo Fisher Scientific, Inc. ................. 6,418 2,585,299
Waters Corp.
(a)
.......................... 7,370 2,573,899
West Pharmaceutical Services, Inc. ............ 12,380 2,610,323
25,876,078
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 7,671 2,669,738
CNH Industrial N.V. ....................... 196,319 2,455,951
Cummins, Inc. ........................... 8,099 2,603,667
Deere & Co. ............................ 5,112 2,588,001
Dover Corp. ............................ 14,617 2,598,172
Fortive Corp. ............................ 37,283 2,616,894
Graco, Inc. ............................. 30,350 2,569,431
IDEX Corp. ............................. 14,231 2,574,530
Illinois Tool Works, Inc. ..................... 10,661 2,612,798
Ingersoll Rand, Inc. ....................... 32,282 2,635,502
Nordson Corp. ........................... 13,274 2,813,955
Otis Worldwide Corp. ...................... 27,167 2,590,373
PACCAR, Inc. ........................... 27,925 2,620,761
Parker-Hannifin Corp. ...................... 3,943 2,620,912
Pentair PLC ............................ 26,944 2,672,306
Snap-on, Inc. ........................... 8,214 2,634,640
Westinghouse Air Brake Technologies Corp. ....... 13,258 2,682,359
Xylem, Inc. ............................. 20,995 2,646,210
47,206,200
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a)
......... 6,327 2,507,200
Comcast Corp. , Class A .................... 75,460 2,608,652
Fox Corp. , Class A , NVS .................... 29,464 1,618,752
Fox Corp. , Class B ........................ 19,877 999,416
News Corp. , Class A , NVS .................. 95,081 2,685,087
Omnicom Group, Inc. ...................... 35,415 2,600,878
Trade Desk, Inc. (The) , Class A
(a)
.............. 34,622 2,604,267
15,624,252
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 69,575 2,677,246
Newmont Corp. .......................... 51,186 2,698,526
Nucor Corp. ............................ 23,154 2,532,122
Reliance, Inc. ........................... 8,712 2,551,048
Steel Dynamics, Inc. ....................... 19,706 2,425,217
12,884,159
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 138,098 2,616,957
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 27,139 2,629,226
CenterPoint Energy, Inc. .................... 71,588 2,665,937
CMS Energy Corp. ........................ 37,162 2,609,887
Consolidated Edison, Inc. ................... 25,290 2,642,552
Dominion Energy, Inc. ...................... 45,837 2,597,583
DTE Energy Co. ......................... 19,383 2,648,687
NiSource, Inc. ........................... 68,262 2,699,080

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ........... 33,587 $ 2,721,555
Sempra ............................... 34,033 2,674,653
WEC Energy Group, Inc. .................... 24,839 2,668,702
26,557,862
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 39,531 2,661,622
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 11,595 2,747,899
Chevron Corp. ........................... 19,472 2,661,822
ConocoPhillips .......................... 29,453 2,513,814
Coterra Energy, Inc. ....................... 107,148 2,604,768
Devon Energy Corp. ....................... 83,249 2,519,115
Diamondback Energy, Inc. ................... 19,244 2,589,280
EOG Resources, Inc. ...................... 23,518 2,553,349
EQT Corp. ............................. 47,425 2,614,540
Expand Energy Corp. ...................... 23,239 2,698,745
Exxon Mobil Corp. ........................ 25,322 2,590,441
Hess Corp. ............................. 20,074 2,653,582
Kinder Morgan, Inc. ....................... 96,966 2,718,927
Marathon Petroleum Corp. .................. 16,592 2,666,998
Occidental Petroleum Corp. .................. 63,576 2,592,629
ONEOK, Inc. ............................ 31,930 2,581,221
Phillips 66 .............................. 22,093 2,507,114
Targa Resources Corp. ..................... 16,554 2,614,373
Texas Pacific Land Corp. .................... 1,939 2,160,104
Valero Energy Corp. ....................... 20,252 2,611,901
Williams Companies, Inc. (The) ............... 45,841 2,773,839
51,974,461
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 53,668 2,596,995
United Airlines Holdings, Inc.
(a)
................ 35,118 2,789,949
5,386,944
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 40,291 2,697,079
Kenvue, Inc. ............................ 110,933 2,647,971
5,345,050
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 55,945 2,701,025
Eli Lilly & Co. ........................... 3,568 2,632,006
Johnson & Johnson ....................... 17,549 2,723,780
Merck & Co., Inc. ......................... 34,257 2,632,308
Pfizer, Inc. ............................. 114,510 2,689,840
Royalty Pharma PLC , Class A ................ 81,397 2,676,333
Zoetis, Inc. , Class A ....................... 16,347 2,756,595
18,811,887
a
Professional Services  —  2 .0%
Amentum Holdings, Inc.
(a)
................... 1,214 25,081
Automatic Data Processing, Inc. ............... 7,891 2,568,757
Booz Allen Hamilton Holding Corp. , Class A ....... 20,542 2,182,588
Broadridge Financial Solutions, Inc. ............ 11,247 2,731,109
Equifax, Inc. ............................ 9,692 2,560,529
Jacobs Solutions, Inc. ...................... 20,901 2,639,796
Leidos Holdings, Inc. ...................... 16,609 2,466,769
Paychex, Inc. ........................... 16,291 2,572,512
Paycom Software, Inc. ..................... 10,243 2,653,859
SS&C Technologies Holdings, Inc. ............. 32,976 2,664,791
TransUnion ............................. 29,524 2,528,140
Verisk Analytics, Inc. ....................... 8,474 2,662,022
28,255,953
a
Security Shares Value
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 20,711 $ 2,589,289
CoStar Group, Inc.
(a)
....................... 35,036 2,577,248
Zillow Group, Inc. , Class C , NVS
(a)
............. 39,784 2,669,905
7,836,442
a
Residential REITs  —  1 .8%
American Homes 4 Rent , Class A .............. 69,520 2,631,332
AvalonBay Communities, Inc. ................ 12,833 2,653,480
Camden Property Trust ..................... 22,563 2,650,927
Equity LifeStyle Properties, Inc. ............... 40,893 2,599,568
Equity Residential ........................ 37,628 2,639,228
Essex Property Trust, Inc. ................... 9,346 2,653,329
Invitation Homes, Inc. ...................... 78,080 2,631,296
Mid-America Apartment Communities, Inc. ........ 16,717 2,618,718
Sun Communities, Inc. ..................... 21,382 2,639,394
UDR, Inc. .............................. 64,126 2,656,740
26,374,012
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 125,747 2,673,381
Realty Income Corp. ....................... 47,281 2,677,050
Regency Centers Corp. .................... 36,887 2,661,397
Simon Property Group, Inc. .................. 16,527 2,695,058
10,706,886
a
Semiconductors & Semiconductor Equipment  —  3 .4%
Advanced Micro Devices, Inc.
(a)
............... 23,418 2,593,075
Analog Devices, Inc. ....................... 11,905 2,547,432
Applied Materials, Inc. ..................... 16,031 2,512,859
Broadcom, Inc. .......................... 11,529 2,790,825
Entegris, Inc. ............................ 35,001 2,405,969
First Solar, Inc.
(a)
......................... 15,978 2,525,802
Intel Corp. ............................. 125,386 2,451,296
KLA Corp. .............................. 3,373 2,552,956
Lam Research Corp. ...................... 31,467 2,542,219
Marvell Technology, Inc. .................... 43,493 2,617,844
Microchip Technology, Inc. ................... 43,916 2,548,885
Micron Technology, Inc. ..................... 27,219 2,571,107
Monolithic Power Systems, Inc. ............... 3,801 2,515,882
NVIDIA Corp. ........................... 19,554 2,642,332
NXP Semiconductors N.V. ................... 12,766 2,439,965
ON Semiconductor Corp.
(a) (b)
................. 60,496 2,542,042
QUALCOMM, Inc. ........................ 17,313 2,513,847
Teradyne, Inc. ........................... 32,721 2,571,871
Texas Instruments, Inc. ..................... 14,140 2,585,499
48,471,707
a
Software  —  5 .8%
Adobe, Inc.
(a)
............................ 6,351 2,636,237
ANSYS, Inc.
(a)
........................... 7,687 2,543,013
AppLovin Corp. , Class A
(a)
................... 7,356 2,890,908
Atlassian Corp. , Class A
(a)
................... 12,465 2,588,108
Autodesk, Inc.
(a)
.......................... 9,001 2,665,376
Bentley Systems, Inc. , Class B ................ 55,641 2,655,745
Cadence Design Systems, Inc.
(a)
.............. 8,305 2,384,116
Crowdstrike Holdings, Inc. , Class A
(a)
............ 6,024 2,839,533
Datadog, Inc. , Class A
(a)
.................... 22,906 2,700,159
DocuSign, Inc.
(a)
......................... 29,810 2,641,464
Dynatrace, Inc.
(a)
......................... 50,175 2,709,952
Fair Isaac Corp.
(a)
......................... 1,316 2,271,784
Fortinet, Inc.
(a)
........................... 25,372 2,582,362
Gen Digital, Inc. .......................... 94,379 2,687,914
HubSpot, Inc.
(a)
.......................... 4,168 2,458,703
Intuit, Inc. .............................. 3,949 2,975,453
Microsoft Corp. .......................... 5,731 2,638,323

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
MicroStrategy, Inc. , Class A
(a) (b)
................ 6,412 $ 2,366,413
Nutanix, Inc. , Class A
(a)
..................... 32,850 2,519,267
Oracle Corp. ............................ 16,660 2,757,730
Palantir Technologies, Inc. , Class A
(a)
........... 21,257 2,801,247
Palo Alto Networks, Inc.
(a)
................... 13,599 2,616,720
PTC, Inc.
(a)
............................. 15,405 2,592,970
Roper Technologies, Inc. .................... 4,639 2,645,483
Salesforce, Inc. .......................... 9,212 2,444,588
Samsara, Inc. , Class A
(a) (b)
................... 56,515 2,630,208
ServiceNow, Inc.
(a)
........................ 2,601 2,629,845
Synopsys, Inc.
(a)
......................... 5,139 2,384,393
Tyler Technologies, Inc.
(a)
................... 4,644 2,679,542
Workday, Inc. , Class A
(a)
.................... 9,807 2,429,292
Zoom Communications, Inc. , Class A
(a)
.......... 32,072 2,605,850
Zscaler, Inc.
(a) (b)
.......................... 10,631 2,930,967
83,903,665
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 12,398 2,661,231
Crown Castle, Inc. ........................ 25,869 2,595,954
Digital Realty Trust, Inc. .................... 15,594 2,674,683
Equinix, Inc. ............................ 3,032 2,694,902
Extra Space Storage, Inc. ................... 17,458 2,638,777
Gaming and Leisure Properties, Inc. ............ 57,489 2,684,736
Iron Mountain, Inc. ........................ 26,589 2,624,600
Public Storage ........................... 8,694 2,681,317
SBA Communications Corp. , Class A ............ 11,426 2,649,575
VICI Properties, Inc. ....................... 85,002 2,695,413
Weyerhaeuser Co. ........................ 101,361 2,626,264
29,227,452
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a)
......................... 690 2,575,798
Best Buy Co., Inc. ........................ 37,611 2,492,857
Burlington Stores, Inc.
(a) (b)
................... 9,979 2,277,906
Carvana Co. , Class A
(a)
..................... 8,834 2,890,131
Dick's Sporting Goods, Inc. .................. 14,628 2,623,386
Home Depot, Inc. (The) .................... 7,072 2,604,547
Lowe's Companies, Inc. .................... 11,591 2,616,436
O'Reilly Automotive, Inc.
(a)
................... 1,927 2,635,172
Ross Stores, Inc. ......................... 17,345 2,429,861
TJX Companies, Inc. (The) .................. 19,523 2,477,469
Tractor Supply Co. ........................ 51,800 2,507,120
Ulta Beauty, Inc.
(a)
........................ 6,437 3,034,788
Williams-Sonoma, Inc. ..................... 15,480 2,504,045
33,669,516
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Apple, Inc. ............................. 12,804 2,571,683
Dell Technologies, Inc. , Class C ............... 23,412 2,605,053
Hewlett Packard Enterprise Co. ............... 151,626 2,620,097
HP, Inc. ............................... 93,213 2,321,004
NetApp, Inc. ............................ 26,484 2,626,153
Pure Storage, Inc. , Class A
(a)
................. 47,276 2,533,521
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 25,040 $ 2,953,218
Super Micro Computer, Inc.
(a) (b)
................ 62,434 2,498,609
Western Digital Corp.
(a)
..................... 52,986 2,731,428
23,460,766
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a) (b)
................... 20,723 2,186,691
Lululemon Athletica, Inc.
(a)
................... 8,170 2,587,194
NIKE, Inc. , Class B ....................... 42,787 2,592,464
7,366,349
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 45,141 2,735,996
Philip Morris International, Inc. ................ 15,431 2,786,684
5,522,680
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 64,661 2,673,086
Ferguson Enterprises, Inc. ................... 14,628 2,667,269
United Rentals, Inc. ....................... 3,747 2,654,300
Watsco, Inc. ............................ 5,658 2,509,719
WW Grainger, Inc. ........................ 2,414 2,625,370
13,129,744
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 18,565 2,654,238
Essential Utilities, Inc. ...................... 68,181 2,627,014
5,281,252
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 11,065 2,679,943
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,299,964,116 ) ............................... 1,430,309,561
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 27,608,012 27,619,055
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 3,128,375 3,128,375
a
Total Short-Term Securities — 2.2%
(Cost: $ 30,737,494 ) ................................. 30,747,430
Total Investments — 101.8%
(Cost: $ 1,330,701,610 ) ............................... 1,461,056,991
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (25,425,316)
Net Assets — 100.0% ................................. $ 1,435,631,675
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,667,391 $ 7,960,007
(a)
$ — $ (4,348) $ (3,995) $ 27,619,055 27,608,012 $ 43,181
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,101,337 2,027,038
(a)
— — — 3,128,375 3,128,375 60,455 —
BlackRock, Inc. .... 1,394,198 1,414,275 (333,959) 60,613 89,998 2,625,125 2,679 27,992 —
$ 56,265 $ 86,003
$ 33,372,555
$ 131,628 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 7 06/20/25 $ 2,071 $ 88,021
E-Mini S&P MidCap 400 Index ............................................................. 10 06/20/25 3,004 62,842
$ 150,863

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
MSCI USA Equal Weighted ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,430,309,561 $ — $ — $ 1,430,309,561
Short-Term Securities
Money Market Funds ...................................... 30,747,430 — — 30,747,430
$ 1,461,056,991 $ — $ — $ 1,461,056,991
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 150,863 $ — $ — $ 150,863
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)